Shareholders' equity (Details Textual) (USD $)	Dec. 31, 2011	Oct. 31, 2011	Oct. 31, 2010
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares, issued (in shares)	67,149,000	67,149,000
Common Stock, Value, Issued	$ 67,149	$ 67,149	$ 67,149
Sonoro Energy Ltd [Member]
Common stock, shares, issued (in shares)	60,000
Albnafta Shpk [Member]
Common stock, par value (in dollars per share)	$ 25.64
Common stock, shares, issued (in shares)	195
Common Stock, Value, Issued	$ 117,067